Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets	$ 5,435	$ 6,014
Operating lease liabilities	5,389
Freeline Therapeutics Gmbh
Commitments And Contingencies [Line Items]
Committed payments under services agreement for remainder fiscal period	4,800
Committed payments under services agreement for for next year	3,100
Committed payments under services agreement	7,900
Manufacturing Agreement
Commitments And Contingencies [Line Items]
Annual minimum purchase commitment	6,000
Operating Lease Agreements
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets		35,600
Operating lease liabilities		40,300
Gain on lease termination		$ 5,300
Brammer Bio MA, LLC
Commitments And Contingencies [Line Items]
Annual capacity access fee	$ 10,000